Annual Total Returns - Class I	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Diamond Hill Short Duration Income Fund
Prospectus [Line Items]
Annual Return [Percent]	6.60%	9.33%	8.91%	(3.38%)	2.74%	3.08%	4.85%	3.18%	4.33%
Diamond Hill Core Bond Fund
Prospectus [Line Items]
Annual Return [Percent]	7.16%	3.40%	6.62%	(11.84%)	(0.99%)	7.94%	7.93%	1.59%	4.17%